Other Receivables- Long Term (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other non-current receivables [abstract]
Schedule of other long term receivables
	December 31,
	2021	2020

Income receivables	280	-
Restricted bank deposits (1)	189	-

	469	-

(1)	Restricted bank deposits which are primarily used as security for the Company’s office leases.